Cover	Aug. 31, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 31, 2026
Entity File Number	001-41488
Entity Registrant Name	SHUTTLE PHARMACEUTICALS HOLDINGS, INC.
Entity Central Index Key	0001757499
Entity Tax Identification Number	82-5089826
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	401 Professional Drive
Entity Address, Address Line Two	Suite 260
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20879
City Area Code	(240)
Local Phone Number	430-4212
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock $0.00001 per share
Trading Symbol	SHPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false